Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash Flows from Operating Activities:
Net Cash (used in)/ provided by Operating Activities	$ 597	$ (1,206)
Cash Flows from Investing Activities:
Advances for vessels under construction	(20,591)
Vessel acquisitions (Note 4)		(43,755)
Purchase of 10% of M/T Stenaweco Elegance (Note 1)	(1,190)
Investments in unconsolidated joint ventures (Note 12)	(3,820)	(11,200)
Net Cash used in Investing Activities	(25,601)	(54,955)
Cash Flows from Financing Activities:
Proceeds from debt (Note 7)	9,184	23,350
Proceeds from short-term Notes (Note 7)	11,769	34,200
Proceeds from related party debt (Note 7)	5,280	2,958
Principal payments of debt (Note 7)	(5,010)	(4,560)
Prepayment of related party debt		(4,085)
Consideration paid in excess of purchase price over book value of vessels (Note 1)	(21,397)
Proceeds from warrant exercises		513
Proceeds from equity offerings	2,531
Equity offerings costs	(71)	(409)
Payment of financing costs	(578)	(949)
Net Cash provided by Financing Activities	1,708	58,518
Net increase/(decrease) in cash and cash equivalents and restricted cash	(23,296)	2,357
Cash and cash equivalents and restricted cash at beginning of year	30,613	5,594
Cash and cash equivalents and restricted cash at end of the period	7,317	7,951
Cash and cash equivalents	584	1,589
Restricted cash, current	1,326	1,270
Restricted cash, non-current	5,407	5,092
SUPPLEMENTAL CASH FLOW INFORMATION
Capital expenditures included in Accounts payable/Accrued liabilities	448	367
Consideration for purchase of net assets included in Due to related parties	863
Interest paid net of capitalized interest	2,557	2,303
Finance fees included in Accounts payable/Accrued liabilities	55	3
Offering expenses included in liabilities	152	719
Equity Offering of Common Stock to Settle Notes [Member]
SUPPLEMENTAL CASH FLOW INFORMATION
Shares issued in exchange for converting debt, interest & finance fees	14,810	29,306
Stock Issued in Exchange for Converting Debt, Interest & Finance Fees [Member]
SUPPLEMENTAL CASH FLOW INFORMATION
Shares issued in exchange for converting debt, interest & finance fees		4,238
Series C Convertible Preferred Stock [Member]
Cash Flows from Financing Activities:
Proceeds from issuance of Series C convertible preferred stock		$ 7,500